Deferred tax, Net Deferred Tax Liability (Details) - USD ($) $ in Thousands	12 Months Ended				18 Months Ended
	Apr. 30, 2017		Apr. 30, 2016		Oct. 31, 2018
Net Deferred tax liability [Abstract]
Net Deferred tax liability	$ (65,281)				$ (118,478)
(Debited)/credited to consolidated statement of comprehensive income	26,871				(17,171)
Credited directly to equity in relation to share options	22,996				(23,724)
Debited to other comprehensive income in relation to pensions	(325)				4,281
Acquisition of subsidiaries	(97,615)				(1,957,343)
Foreign exchange adjustment	(6,415)				11,667
Reclassification to current assets held for sale	0				(1,586)
Effect of change in tax rates - charged to consolidated statement of comprehensive income	1,291	[1]	$ 237	[1]	931,865
Net Deferred tax liability	(118,478)		$ (65,281)		(1,170,489)
Serena Software, Inc. [Member]
Net Deferred tax liability [Abstract]
Acquisition of subsidiaries	(96,203)				0
GWAVA Inc. [Member]
Net Deferred tax liability [Abstract]
Acquisition of subsidiaries	(1,412)				0
HPE Software Business [Member]
Net Deferred tax liability [Abstract]
Acquisition of subsidiaries	0				(1,953,453)
COBOL-IT [Member]
Net Deferred tax liability [Abstract]
Acquisition of subsidiaries	0				(3,890)
Continuing Operation [Member]
Net Deferred tax liability [Abstract]
(Debited)/credited to consolidated statement of comprehensive income	26,871				(27,634)
Debited to other comprehensive income in relation to pensions	(62)				3,754
Discontinued Operations [Member]
Net Deferred tax liability [Abstract]
(Debited)/credited to consolidated statement of comprehensive income	0				10,463
Debited to other comprehensive income in relation to pensions	$ (263)				$ 527

[1]	The comparatives for the 12 months to April 30, 2016 and April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).